UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2013

(unaudited)

COMMON STOCKS — 73.1% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines - 1.8%
Delta Air Lines, Inc.	350,000	$ 8,256,500

Auto Parts - 10.1%
BorgWarner Inc.	140,000	14,194,600
Magna International Inc.	250,000	20,640,000
TRW Automotive Holdings Corp. (b)	160,000	11,409,600
		46,244,200

Banks - Money Center - 16.2%
Citigroup Inc.	215,000	10,429,650
JPMorgan Chase & Co.	360,000	18,608,400
Morgan Stanley	1,670,000	45,006,500
		74,044,550

Electronic Components - 4.9%
Micron Technology, Inc. (b)	1,275,000	22,274,250

Home Building Products - 5.4%
Mohawk Industries, Inc. (b)	160,000	20,840,000
The Sherwin-Williams Company	20,000	3,643,600
		24,483,600

Home Products - 4.3%
Whirlpool Corporation	135,000	19,769,400

Housing and Building Materials - 16.1%
D.R. Horton, Inc.	1,260,000	24,481,800
Lennar Corporation	700,000	24,780,000
Toll Brothers, Inc. (b)	750,000	24,322,500
		73,584,300

Insurance - 0.7%
Prudential Financial, Inc.	40,000	3,119,200

Leisure - 4.4%
Polaris Industries Inc.	155,000	20,022,900

Oil - Independent Production - 2.8%
Continental Resources, Inc. (b)	40,000	4,290,400
EOG Resources, Inc.	50,000	8,464,000
		12,754,400

Packaging - 0.9%
Rock-Tenn Company	40,000	4,050,800

Vehicle Assembly - 5.5%
Ford Motor Company	1,500,000	25,305,000
TOTAL COMMON STOCKS (Identified cost $294,077,248)		333,909,100

BONDS — 26.4% OF TOTAL NET ASSETS	Face Amount
United States Treasury - 26.4%
United States Treasury Notes, 0.250%, 10/31/2014	$ 41,500,000	41,548,638
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,550,418
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,512,898
United States Treasury Notes, 0.375%, 08/31/2015	7,000,000	7,008,204
TOTAL BONDS (Identified cost $120,505,326)		120,620,158

SHORT-TERM INVESTMENT — 1.0% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2013 at 0.00% to be repurchased at $4,560,000 on 10/01/2013 collateralized by $4,865,000 US Treasury Note, 1.125% due 04/30/2020 valued at $4,652,156 including interest. (Cost $4,560,000)	4,560,000	4,560,000
TOTAL INVESTMENTS — 100.5% (Identified cost $419,142,574)(c)		459,089,258
Cash and receivables		50,696,097
Liabilities		(53,234,068)
TOTAL NET ASSETS — 100.0%		$456,551,287

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Common Stocks*	$333,909,100	$—	$—
Debt Securities
United States Treasury Notes	—	120,620,158	—
Repurchase Agreement	—	4,560,000	—
Total	$333,909,100	$125,180,158	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2013, the net unrealized appreciation on investments based on cost of $420,158,287 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,986,959
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,055,988)
$38,930,971

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2013

(unaudited)

COMMON STOCKS — 99.2% OF TOTAL NET ASSETS

	Shares	Value(a)
REAL ESTATE INVESTMENT TRUSTS - 51.4%
Lodging and Resorts - 27.8%
Chesapeake Lodging Trust	1,687,900	$ 39,733,166
DiamondRock Hospitality Company	7,130,000	76,077,100
Host Hotels & Resorts, Inc.	3,350,490	59,203,158
RLJ Lodging Trust	3,779,000	88,768,710
Sunstone Hotel Investors, Inc.	4,905,000	62,489,700
		326,271,834

Office and Industrial - 2.1%
Prologis, Inc.	650,000	24,453,000

Residential - 2.2%
AvalonBay Communities, Inc.	100,000	12,709,000
Equity Residential	250,000	13,392,500
		26,101,500

Self Storage - 19.3%
CubeSmart	2,380,000	42,459,200
Extra Space Storage Inc.	1,538,000	70,363,500
Public Storage	345,000	55,389,750
Sovran Self Storage, Inc.	780,800	59,090,944
		227,303,394
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $500,679,600)		604,129,728

OTHER COMMON STOCKS - 47.8%
Banks - Money Center - 4.9%
Morgan Stanley	2,150,000	57,942,500

Home Products - 9.9%
Whirlpool Corporation	790,000	115,687,600

Housing and Building Materials - 22.0%
D.R. Horton, Inc.	3,350,000	65,090,500
Lennar Corporation	1,870,000	66,198,000
PulteGroup, Inc.	3,750,000	61,875,000
Toll Brothers, Inc. (b)	2,020,000	65,508,600
		258,672,100

Real Estate Services - 11.0%
CBRE Group, Inc. (b)	2,850,000	65,920,500
Jones Lang LaSalle Incorporated	730,000	63,729,000
		129,649,500
TOTAL OTHER COMMON STOCKS (Identified cost $568,672,026)		561,951,700
TOTAL COMMON STOCKS (Identified cost $1,069,351,626)		1,166,081,428

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2013 at 0.00% to be repurchased at $10,075,000 on 10/01/2013 collateralized by $10,750,000 US Treasury Note, 1.125% due 04/30/2020 valued at $10,279,688 including interest. (Cost $10,075,000)	$10,075,000	10,075,000
TOTAL INVESTMENTS — 100.0% (Identified cost $1,079,426,626)(c)		1,176,156,428
Cash and receivables		36,089,933
Liabilities		(36,568,065)
TOTAL NET ASSETS — 100.0%		$1,175,678,296

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Common Stocks*	$1,166,081,428	$—	$—
Debt Securities
Repurchase Agreement	—	10,075,000	—
Total	$1,166,081,428	$10,075,000	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2013, the net unrealized appreciation on investments based on cost of $1,098,506,266 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$143,567,489
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,917,327)
$ 77,650,162

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2013

(unaudited)

COMMON STOCKS — 97.7% OF TOTAL NET ASSETS

	Shares	Value(a)
Aerospace/Defense - 0.5%
The Boeing Company	70,000	$ 8,225,000

Airlines - 5.5%
Delta Air Lines, Inc.	3,600,000	84,924,000

Auto Parts - 13.6%
BorgWarner Inc.	755,000	76,549,450
Magna International Inc.	710,000	58,617,600
TRW Automotive Holdings Corp. (b)	1,055,000	75,232,050
		210,399,100

Banks - Money Center - 22.7%
Citigroup Inc. (c)	3,360,000	162,993,600
Morgan Stanley (c)	6,950,000	187,302,500
		350,296,100

Electronic Components - 5.0%
Micron Technology, Inc. (b)	4,460,000	77,916,200

Home Building Products - 6.8%
Mohawk Industries, Inc. (b)	660,000	85,965,000
The Sherwin-Williams Company	100,000	18,218,000
		104,183,000

Home Products - 6.7%
Whirlpool Corporation (c)	705,000	103,240,200

Housing and Building Materials - 18.7%
D.R. Horton, Inc. (c)	4,320,000	83,937,600
Lennar Corporation (c)	3,400,000	120,360,000
Toll Brothers, Inc. (b)	2,610,000	84,642,300
		288,939,900

Insurance - 0.3%
Prudential Financial, Inc.	65,000	5,068,700

Leisure - 5.6%
Polaris Industries Inc.	663,000	85,646,340

Packaging - 3.8%
Rock-Tenn Company	587,500	59,496,125

Vehicle Assembly - 8.5%
Ford Motor Company	5,800,000	97,846,000
Tesla Motors, Inc. (b)	170,000	32,881,400
		130,727,400
TOTAL COMMON STOCKS (Identified cost $1,302,179,215)		1,509,062,065

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2013 at 0.00% to be repurchased at $7,500,000 on 10/01/2013 collateralized by $8,000,000 US Treasury Note, 1.125% due 04/30/2020 valued at $7,650,000 including interest. (Cost $7,500,000)	$7,500,000	7,500,000
TOTAL INVESTMENTS — 98.2% (Identified cost $1,309,679,215)(d)		1,516,562,065
Cash and receivables		431,778,700
Liabilities		(404,427,670)
TOTAL NET ASSETS — 100.0%		$1,543,913,095

SECURITIES SOLD SHORT — 25.6% OF TOTAL NET ASSETS

BONDS — 25.0% OF TOTAL NET ASSETS
	Face Amount	Value(a)
United States Treasury - 25.0%
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 223,931,250
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	90,078,100
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	71,712,480
TOTAL BONDS (Proceeds $434,107,146)		385,721,830

COMMON STOCK — 0.6% OF TOTAL NET ASSETS
	Shares
Hotels and Restaurants - 0.6%
Darden Restaurants, Inc.	200,000	9,258,000
TOTAL COMMON STOCKS (Proceeds $9,103,806)		9,258,000

TOTAL SECURITIES SOLD SHORT — 25.6% (Proceeds $443,210,952)		$ 394,979,830

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Common Stocks*	$1,509,062,065	$—	$—
Debt Securities
Repurchase Agreement	—	7,500,000	—
Total	$1,509,062,065	$7,500,000	$—

Shorts:
Debt Securities
United States Treasury	$—	$385,721,830	$—
Common Stocks*	9,258,000	—	—
Total	$9,258,000	$385,721,830	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2013 was $247,462,000 and the value of cash held in a segregated account, a portion of which may have been restricted at September 30, 2013, was $425,512,235.

(d)

Federal Tax Information: At September 30, 2013, the net unrealized appreciation on investments held long, based on cost of $1,313,001,511 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$220,569,440
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,008,886)
$203,560,554

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  November 14, 2013

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date:  November 14, 2013